Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Huntington Ingalls Industries Inc.	13,995	$3,158,112
Textron Inc.(a)	79,044	3,643,138

		6,801,250

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	57,795	4,215,567

Airlines — 0.9%
Delta Air Lines Inc.	57,181	3,149,529
Southwest Airlines Co.	46,445	2,606,958
United Airlines Holdings Inc.(b)	22,421	2,036,724

		7,793,211

Auto Components — 0.8%
Autoliv Inc.	27,875	2,169,790
BorgWarner Inc.	69,888	2,912,932
Lear Corp.	19,985	2,353,633

		7,436,355

Banks — 0.2%
CIT Group Inc.	33,856	1,452,084

Biotechnology — 2.2%
Biogen Inc.(b)	66,219	19,780,278

Building Products — 0.6%
Lennox International Inc.	12,080	2,988,109
Owens Corning	36,832	2,257,065

		5,245,174

Capital Markets — 2.3%
Eaton Vance Corp., NVS	38,734	1,766,270
Franklin Resources Inc.	103,038	2,838,697
MarketAxess Holdings Inc.	12,681	4,674,090
SEI Investments Co.	43,977	2,635,102
T Rowe Price Group Inc.	79,534	9,210,037

		21,124,196

Chemicals — 2.2%
Celanese Corp.	43,123	5,224,351
Eastman Chemical Co.	47,060	3,578,442
LyondellBasell Industries NV, Class A	99,955	8,965,964
Mosaic Co. (The)	123,237	2,449,952

		20,218,709

Commercial Services & Supplies — 0.2%
Rollins Inc.	49,583	1,889,608

Communications Equipment — 1.6%
F5 Networks Inc.(a)(b)	20,010	2,883,041
Juniper Networks Inc.	117,122	2,906,968
Motorola Solutions Inc.	55,164	9,174,876

		14,964,885

Construction & Engineering — 0.6%
Fluor Corp.	46,925	755,962
Jacobs Engineering Group Inc.	46,027	4,307,206

		5,063,168

Consumer Finance — 0.5%
Ally Financial Inc.	135,567	4,152,417

Containers & Packaging — 0.8%
Avery Dennison Corp.	28,279	3,615,753
Packaging Corp. of America	31,825	3,483,564

		7,099,317

Security	Shares	Value

Diversified Consumer Services — 0.2%
H&R Block Inc.	69,117	$1,727,234

Diversified Financial Services — 0.5%
AXA Equitable Holdings Inc.	90,715	1,959,444
Voya Financial Inc.	49,195	2,654,562

		4,614,006

Diversified Telecommunication Services — 3.6%
AT&T Inc.	674,521	25,962,313
Verizon Communications Inc.	113,740	6,877,858

		32,840,171

Electric Utilities — 3.2%
Exelon Corp.	326,449	14,850,165
OGE Energy Corp.	67,237	2,895,225
Pinnacle West Capital Corp.	37,772	3,555,101
PPL Corp.	242,691	8,127,722

		29,428,213

Electrical Equipment — 1.4%
Eaton Corp. PLC	142,598	12,421,712

Electronic Equipment, Instruments & Components — 4.1%
Arrow Electronics Inc.(a)(b)	28,528	2,261,700
CDW Corp./DE	49,505	6,332,184
Flex Ltd.(a)(b)	175,364	2,060,527
FLIR Systems Inc.	45,605	2,351,394
Keysight Technologies Inc.(a)(b)	63,202	6,377,714
TE Connectivity Ltd.	114,070	10,209,265
Trimble Inc.(a)(b)	84,717	3,375,125
Zebra Technologies Corp., Class A(b)	18,161	4,319,957

		37,287,866

Entertainment — 0.3%
Viacom Inc., Class B, NVS	118,818	2,561,716

Equity Real Estate Investment Trusts (REITs) — 6.6%
AvalonBay Communities Inc.	46,627	10,148,833
Camden Property Trust	32,530	3,720,456
Duke Realty Corp.	120,933	4,249,586
Healthpeak Properties Inc.	160,834	6,050,575
Host Hotels & Resorts Inc.	249,295	4,085,945
Kimco Realty Corp.	141,718	3,055,440
Liberty Property Trust	49,844	2,944,285
National Retail Properties Inc.	54,406	3,205,057
Public Storage	52,868	11,782,163
SL Green Realty Corp.	28,116	2,350,498
VEREIT Inc.	326,033	3,208,165
WP Carey Inc.	55,907	5,146,798

		59,947,801

Food & Staples Retailing — 1.3%
Kroger Co. (The)	268,547	6,616,998
Walmart Inc.	46,019	5,396,188

		12,013,186

Food Products — 0.7%
Archer-Daniels-Midland Co.	8,140	342,206
Ingredion Inc.	22,435	1,772,365
JM Smucker Co. (The)	38,294	4,046,910

		6,161,481

Gas Utilities — 0.8%
Atmos Energy Corp.	39,349	4,425,975
UGI Corp.	58,419	2,784,834

		7,210,809

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 1.7%
Cooper Companies Inc. (The)(a)	16,609	$4,833,219
ResMed Inc.	48,240	7,135,661
Varian Medical Systems Inc.(b)	30,573	3,693,524

		15,662,404

Health Care Providers & Services — 5.5%
Anthem Inc.	73,192	19,694,504
HCA Healthcare Inc.	92,204	12,312,922
Humana Inc.	17,875	5,258,825
Quest Diagnostics Inc.	45,213	4,577,816
Universal Health Services Inc., Class B	28,118	3,865,100
WellCare Health Plans Inc.(b)	14,763	4,378,706

		50,087,873

Health Care Technology — 0.8%
Cerner Corp.	109,191	7,328,900

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	129,709	5,563,219
Chipotle Mexican Grill Inc.(a)(b)	8,845	6,882,825

		12,446,044

Household Durables — 0.5%
Garmin Ltd.	44,676	4,188,375

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp./VA	223,021	3,802,508
NRG Energy Inc.	94,640	3,796,957

		7,599,465

Insurance — 5.4%
Aflac Inc.	252,587	13,427,525
Athene Holding Ltd., Class A(b)	40,843	1,770,544
Erie Indemnity Co., Class A, NVS	8,536	1,572,929
Fidelity National Financial Inc.	92,692	4,249,001
Globe Life Inc.(a)	35,681	3,472,832
Hartford Financial Services Group Inc. (The)	121,010	6,907,251
Lincoln National Corp.	68,772	3,884,243
Loews Corp.	94,314	4,621,386
Reinsurance Group of America Inc.	21,162	3,438,190
Unum Group	72,243	1,989,572
WR Berkley Corp.	49,307	3,446,559

		48,780,032

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(b)	26,165	5,945,996
TripAdvisor Inc.(b)	35,961	1,452,825

		7,398,821

Internet & Direct Marketing Retail — 1.0%
Amazon.com Inc.(b)	5,130	9,114,266

IT Services — 2.7%
Accenture PLC, Class A	4,486	831,794
Akamai Technologies Inc.(a)(b)	54,871	4,746,342
DXC Technology Co.	90,431	2,502,226
EPAM Systems Inc.(a)(b)	18,244	3,210,214
Jack Henry & Associates Inc.	25,981	3,677,870
Mastercard Inc., Class A	35,443	9,810,977

		24,779,423

Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	106,920	8,099,190
Waters Corp.(b)	24,084	5,096,656

		13,195,846

Security	Shares	Value

Machinery — 1.7%
Cummins Inc.	50,317	$8,678,676
IDEX Corp.	25,516	3,968,503
Snap-on Inc.	18,725	3,045,996

		15,693,175

Media — 0.8%
Discovery Inc., Class A(a)(b)	52,858	1,424,787
Discovery Inc., Class C, NVS(b)	121,307	3,061,789
Interpublic Group of Companies Inc. (The)	129,456	2,815,668

		7,302,244

Metals & Mining — 0.9%
Nucor Corp.	102,872	5,539,657
Steel Dynamics Inc.	75,278	2,285,440

		7,825,097

Multi-Utilities — 3.0%
Ameren Corp.	82,354	6,398,906
Consolidated Edison Inc.	108,085	9,967,598
Public Service Enterprise Group Inc.	170,151	10,772,260

		27,138,764

Multiline Retail — 2.7%
Kohl’s Corp.	55,588	2,849,441
Macy’s Inc.	103,412	1,567,726
Nordstrom Inc.	39,513	1,418,517
Target Corp.	175,666	18,780,452

		24,616,136

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	144,426	16,773,636
Cimarex Energy Co.	34,069	1,438,393
Continental Resources Inc./OK(b)	31,634	932,254
Devon Energy Corp.	62,390	1,265,269
HollyFrontier Corp.	54,567	2,997,911
Phillips 66	153,505	17,932,454
Valero Energy Corp.	140,583	13,633,739

		54,973,656

Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(b)	19,207	2,412,975

Professional Services — 0.5%
ManpowerGroup Inc.	20,371	1,852,132
Robert Half International Inc.	40,097	2,296,355

		4,148,487

Real Estate Management & Development — 0.9%
CBRE Group Inc., Class A(b)	109,014	5,837,700
Jones Lang LaSalle Inc.	15,358	2,250,254

		8,087,954

Road & Rail — 2.9%
AMERCO	2,981	1,207,424
Kansas City Southern	33,983	4,784,127
Norfolk Southern Corp.	90,034	16,386,188
Old Dominion Freight Line Inc.	21,874	3,982,818

		26,360,557

Semiconductors & Semiconductor Equipment — 6.6%
Intel Corp.	525,358	29,698,488
Micron Technology Inc.(b)	377,381	17,944,466
Skyworks Solutions Inc.	58,596	5,335,752
Xilinx Inc.	76,860	6,974,276

		59,952,982

Software — 6.1%
ANSYS Inc.(a)(b)	28,129	6,192,599

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cadence Design Systems Inc.(b)	94,387	$6,168,190
Intuit Inc.	77,504	19,957,280
Microsoft Corp.	113,294	16,242,961
Synopsys Inc.(b)	50,386	6,839,900

		55,400,930

Specialty Retail — 2.3%
AutoZone Inc.(b)	8,402	9,615,081
Best Buy Co. Inc.	81,530	5,856,300
Gap Inc. (The)	77,265	1,256,329
Tractor Supply Co.	40,827	3,879,381

		20,607,091

Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	69,154	17,202,749
Hewlett Packard Enterprise Co.	463,531	7,606,544
NetApp Inc.	83,140	4,645,863
Seagate Technology PLC	85,359	4,953,383
Xerox Holdings Corp.(b)	69,613	2,361,969

		36,770,508

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(b)	50,689	1,574,907
Lululemon Athletica Inc.(b)	37,886	7,738,973
Ralph Lauren Corp.	17,711	1,701,319

		11,015,199

Trading Companies & Distributors — 1.2%
HD Supply Holdings Inc.(b)	59,833	2,365,797
United Rentals Inc.(a)(b)	26,806	3,580,477
WW Grainger Inc.	15,984	4,936,499

		10,882,773

Total Common Stocks — 99.9% (Cost: $854,539,430)		907,220,391

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	15,218,012	$15,225,621
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	2,347,000	2,347,000

		17,572,621

Total Short-Term Investments — 1.9% (Cost: $17,572,247)		17,572,621

Total Investments in Securities — 101.8% (Cost: $872,111,677)		924,793,012

Other Assets, Less Liabilities — (1.8)%		(16,248,494)

Net Assets — 100.0%		$908,544,518

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,241,330	12,976,682	15,218,012	$15,225,621	$4,811	(a)	$1,223	$(12)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,949,000	398,000	2,347,000	2,347,000	8,458		—	—

				$17,572,621	$13,269		$1,223	$(12)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5	12/20/19	$759	$19,076
S&P MidCap 400 E-Mini Index	2	12/20/19	391	10,866

				$29,942

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$907,220,391	$—	$—	$907,220,391
Money Market Funds	17,572,621	—	—	17,572,621

	$924,793,012	$—	$—	$924,793,012

Derivative financial instruments(a)
Assets
Futures Contracts	$29,942	$—	$—	$29,942

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4